Quarterly Report
March 31, 2024
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 4.1%
AeroVironment, Inc. (a)	23,941	$3,669,676
CACI International, Inc., “A” (a)	33,997	12,879,084
KBR, Inc.	213,435	13,587,272
		$30,136,032
Apparel Manufacturers – 2.0%
Deckers Outdoor Corp. (a)	5,383	$5,066,803
On Holding AG (a)	41,746	1,476,973
Skechers USA, Inc., “A” (a)	132,494	8,116,582
		$14,660,358
Automotive – 2.2%
Lear Corp.	44,190	$6,402,247
Visteon Corp. (a)	85,983	10,112,461
		$16,514,708
Biotechnology – 2.0%
Adaptive Biotechnologies Corp. (a)	421,976	$1,354,543
BioAtla, Inc. (a)	106,193	365,304
BridgeBio Pharma, Inc. (a)	73,697	2,278,711
CG Oncology, Inc. (a)	50,901	2,234,554
Immunocore Holdings PLC, ADR (a)	60,414	3,926,910
Lyell Immunopharma, Inc. (a)	211,803	472,321
MaxCyte, Inc. (a)	493,764	2,068,871
Oxford Nanopore Technologies PLC (a)	944,733	1,448,759
Prelude Therapeutics, Inc. (a)	102,499	485,845
		$14,635,818
Brokerage & Asset Managers – 2.9%
GCM Grosvenor, Inc., “A”	641,577	$6,197,634
Hamilton Lane, Inc., “A”	60,476	6,819,274
WisdomTree Investments, Inc.	952,629	8,754,660
		$21,771,568
Business Services – 3.9%
ExlService Holdings, Inc. (a)	256,426	$8,154,347
Remitly Global, Inc. (a)	392,222	8,134,684
Thoughtworks Holding, Inc. (a)	1,037,715	2,625,419
TriNet Group, Inc.	42,094	5,577,034
WNS (Holdings) Ltd. (a)	88,874	4,490,803
		$28,982,287
Computer Software – 10.3%
Alkami Technology, Inc. (a)	272,058	$6,684,465
Altair Engineering, Inc., “A” (a)	61,911	5,333,633
AvidXchange Holdings, Inc. (a)	345,657	4,545,390
Definitive Healthcare Corp. (a)	672,829	5,429,730
DoubleVerify Holdings, Inc. (a)	408,781	14,372,740
Kinaxis, Inc. (a)	66,150	7,520,653
PagerDuty, Inc. (a)	452,968	10,273,314
Procore Technologies, Inc. (a)	118,647	9,749,224
Sabre Corp. (a)	1,024,396	2,479,038
Zeta Global Holdings Corp. (a)	847,679	9,265,131
		$75,653,318

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 5.3%
Five9, Inc. (a)	197,728	$12,280,886
Guidewire Software, Inc. (a)	75,568	8,819,541
Q2 Holdings, Inc. (a)	201,705	10,601,615
Rapid7, Inc. (a)	150,192	7,365,416
		$39,067,458
Construction – 2.6%
AZEK Co., Inc. (a)	80,791	$4,057,324
Summit Materials, Inc., “A” (a)	341,822	15,235,007
		$19,292,331
Consumer Products – 0.7%
e.l.f. Beauty, Inc. (a)	27,439	$5,378,867
Consumer Services – 2.0%
Boyd Group Services, Inc.	33,836	$7,154,132
European Wax Center, Inc., “A” (a)	602,307	7,817,945
		$14,972,077
Containers – 0.7%
UFP Technologies, Inc. (a)	20,064	$5,060,141
Electrical Equipment – 3.1%
Littlefuse, Inc.	27,415	$6,644,025
nVent Electric PLC	180,571	13,615,054
Sensata Technologies Holding PLC	80,964	2,974,617
		$23,233,696
Electronics – 6.1%
Advanced Energy Industries, Inc.	88,083	$8,982,704
Allegro MicroSystems, Inc. (a)	188,066	5,070,259
Astera Labs, Inc. (a)	17,319	1,284,897
Formfactor, Inc. (a)	237,551	10,839,452
Nova Ltd. (a)	37,442	6,641,462
Onto Innovation, Inc. (a)	66,795	12,095,239
		$44,914,013
Energy - Independent – 3.8%
Antero Resources Corp. (a)	132,120	$3,831,480
Matador Resources Co.	188,968	12,617,394
Permian Resources Corp.	427,349	7,546,983
Viper Energy, Inc.	96,331	3,704,890
		$27,700,747
Energy - Renewables – 0.4%
Nextracker, Inc. “A” (a)	51,021	$2,870,952
Engineering - Construction – 4.2%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	108,661	$4,263,858
Jacobs Solutions, Inc.	90,449	13,904,725
TopBuild Corp. (a)	28,266	12,457,674
		$30,626,257
Entertainment – 0.5%
Vivid Seats, Inc., “A” (a)	627,566	$3,759,120

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.1%
Duckhorn Portfolio, Inc. (a)	728,422	$6,781,609
Oatly Group AB, ADR (a)	1,390,984	1,571,812
		$8,353,421
Gaming & Lodging – 0.8%
Genius Sports Ltd. (a)	1,038,569	$5,930,229
General Merchandise – 1.9%
Five Below, Inc. (a)	37,479	$6,797,941
Ollie's Bargain Outlet Holdings, Inc. (a)	87,229	6,940,812
		$13,738,753
Leisure & Toys – 1.8%
Brunswick Corp.	73,178	$7,063,141
Corsair Gaming, Inc. (a)	382,040	4,714,374
Funko, Inc., “A” (a)	237,885	1,484,402
		$13,261,917
Machinery & Tools – 3.9%
Crane Co.	102,668	$13,873,527
RB Global, Inc.	196,929	15,000,082
		$28,873,609
Medical & Health Technology & Services – 2.6%
Certara, Inc. (a)	491,112	$8,781,082
HealthEquity, Inc. (a)	71,960	5,874,095
Schrodinger, Inc. (a)	155,662	4,202,874
		$18,858,051
Medical Equipment – 10.1%
Bio-Techne Corp.	125,408	$8,827,469
Bruker BioSciences Corp.	108,512	10,193,617
CryoPort, Inc. (a)	386,809	6,846,519
Envista Holdings Corp. (a)	242,018	5,174,345
Fractyl Health, Inc. (a)	190,475	1,409,515
Gerresheimer AG	48,470	5,459,270
Maravai Lifesciences Holdings, Inc., “A” (a)	209,860	1,819,486
Masimo Corp. (a)	33,181	4,872,630
Natera, Inc. (a)	80,926	7,401,492
OptiNose, Inc. (a)	584,954	854,033
Outset Medical, Inc. (a)	136,625	303,308
PROCEPT BioRobotics Corp. (a)	93,593	4,625,366
Qiagen N.V.	210,388	9,044,580
Shockwave Medical, Inc. (a)	22,641	7,372,589
		$74,204,219
Oil Services – 2.0%
Cactus, Inc., “A”	4,988	$249,849
ChampionX Corp.	100,168	3,595,030
TechnipFMC PLC	432,995	10,872,504
		$14,717,383
Pharmaceuticals – 5.5%
Amicus Therapeutics, Inc. (a)	492,596	$5,802,781
Annexon, Inc. (a)	158,740	1,138,166
Ascendis Pharma, ADR (a)	28,721	4,341,753
Collegium Pharmaceutical, Inc. (a)	129,619	5,031,810
Harmony Biosciences Holdings (a)	97,646	3,278,953
Kymera Therapeutics, Inc. (a)	69,942	2,811,668

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Legend Biotech Corp., ADR (a)	50,096	$2,809,885
Neurocrine Biosciences, Inc. (a)	28,131	3,879,827
SpringWorks Therapeutics, Inc. (a)	90,463	4,452,589
Ultragenyx Pharmaceutical, Inc. (a)	47,688	2,226,553
Viking Therapeutics, Inc. (a)	57,505	4,715,410
		$40,489,395
Pollution Control – 1.8%
GFL Environmental, Inc.	375,571	$12,957,199
Real Estate – 1.5%
STAG Industrial, Inc., REIT	287,491	$11,051,154
Restaurants – 1.8%
U.S. Foods Holding Corp. (a)	242,487	$13,087,023
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	164,636	$5,661,832
Specialty Stores – 1.8%
ACV Auctions, Inc. (a)	306,078	$5,745,084
Chewy, Inc., “A” (a)	465,482	7,405,819
		$13,150,903
Trucking – 2.5%
Knight-Swift Transportation Holdings, Inc.	173,329	$9,536,562
Saia, Inc. (a)	8,618	5,041,530
XPO, Inc. (a)	34,916	4,260,799
		$18,838,891
Total Common Stocks		$712,403,727
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/22	186,662	$0

Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 5.38% (v)	19,620,502	$19,624,426

Other Assets, Less Liabilities – 0.6%		4,483,680
Net Assets – 100.0%		$736,511,833
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,624,426 and $712,403,727, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$619,937,179	$0	$—	$619,937,179
Canada	42,632,066	—	—	42,632,066
Germany	14,503,850	—	—	14,503,850
United Kingdom	11,305,898	—	—	11,305,898
Israel	6,641,462	—	—	6,641,462
India	4,490,803	—	—	4,490,803
Denmark	4,341,753	—	—	4,341,753
Mexico	4,263,858	—	—	4,263,858
China	2,809,885	—	—	2,809,885
Other Countries	1,476,973	—	—	1,476,973
Mutual Funds	19,624,426	—	—	19,624,426
Total	$732,028,153	$0	$—	$732,028,153
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,807,690	$39,067,400	$46,249,916	$638	$(1,386)	$19,624,426
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$339,895	$—